Intangible Assets - Summary of Intangible Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment losses	kr (15,333)	kr (31,916)	kr (61)
Capitalized development expenditure [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	4,678
Intangible assets and goodwill, Closing balance	4,593	4,678
Capitalized development expenditure [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	22,983	21,096
Additions	1,300	2,173
Disposals		(153)
Reclassifications	20	(16)
Translation differences	268	(117)
Intangible assets and goodwill, Closing balance	24,571	22,983	21,096
Capitalized development expenditure [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(14,560)	(13,646)
Amortizations	(1,480)	(1,137)
Disposals		153
Translation differences	(193)	70
Intangible assets and goodwill, Closing balance	(16,233)	(14,560)	(13,646)
Capitalized development expenditure [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(3,745)	(3,745)
Intangible assets and goodwill, Closing balance	(3,745)	(3,745)	(3,745)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	52,944
Intangible assets and goodwill, Closing balance	56,077	52,944
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	91,185	90,914
Balances regarding acquired/divested business	(375)	348
Translation differences	4,392	(77)
Intangible assets and goodwill, Closing balance	95,202	91,185	90,914
Goodwill [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(38,241)	(6,344)
Balances regarding acquired/divested business	375
Impairment losses	(1,260)	(31,897)
Translation differences	1
Intangible assets and goodwill, Closing balance	(39,125)	(38,241)	(6,344)
Customer relationships, IPR, and other intangible-assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	22,667
Intangible assets and goodwill, Closing balance	7,954	22,667
Customer relationships, IPR, and other intangible-assets [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	80,810	82,854
Additions	376	97
Balances regarding acquired/divested business	(249)	306
Disposals	(314)	(563)
Translation differences	4,437	(1,884)
Intangible assets and goodwill, Closing balance	85,060	80,810	82,854
Customer relationships, IPR, and other intangible-assets [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(50,405)	(48,770)
Amortizations	(2,500)	(3,321)
Balances regarding acquired/divested business	184
Disposals	314	563
Translation differences	(2,281)	1,123
Intangible assets and goodwill, Closing balance	(54,688)	(50,405)	(48,770)
Customer relationships, IPR, and other intangible-assets [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(7,738)	(7,744)
Balances regarding acquired/divested business	65
Impairment losses	(14,073)	(19)
Translation differences	(672)	25
Intangible assets and goodwill, Closing balance	kr (22,418)	kr (7,738)	kr (7,744)